Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
(10) Deposits

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled $389,331 and $147,398 as of December 31, 2012 and 2011, respectively.

Components of interest-bearing deposits as of December 31 are as follows:

	2012	2011

Interest-Bearing Demand	$314,030,843	$284,870,972
Savings	48,777,743	41,230,662
Time, $100,000 and Over	211,244,750	247,589,188
Other Time	281,665,013	332,025,539

	$855,718,349	$905,716,361

At December 31, 2012 and 2011, the Company had brokered deposits of $28,229,608 and $28,157,961, respectively.  Of the brokered deposits at December 31, 2012 and 2011, $28,229,608 and $28,157,961 represented Certificate of Deposits Account Registry Service (CDARS) reciprocal deposits in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company received reciprocal brokered deposits in a like amount.  Thus, brokered deposits less the reciprocal deposits totaled $0 at December 31, 2012 and 2011.  The aggregate amount of short-term jumbo certificates of deposit, each with a minimum denomination of $100,000, was approximately $161,530,500 and $190,876,500 as of December 31, 2012 and 2011, respectively.

As of December 31, 2012, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2013	$388,484,260
2014	59,082,678
2015	28,380,949
2016	8,169,838
2017 and Thereafter	8,792,038

$492,909,763